Significant accounting policies - Summary of impact of adoption of IFRS 16 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Retained earnings	$ 420,058,000	$ 335,764,000	[1]
Right-of-use assets (Note 8)	58,908,000	0	[1]		$ 87,598,000
Lease receivables					11,400,000
Lease liabilities	75,600,000				$ 105,268,000
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16					6.00%
Operating lease commitments at 31 December 2018 as disclosed under IAS 17					$ 120,304,000
- Recognition exemption for leases with less than 12 months of lease term at transition					(40,000)
- Separation of non-lease component					(761,000)
Lease liabilities, not discounted					119,503,000
Discount effect					(14,235,000)
Lease liabilities recognized at January 1, 2019	75,600,000				105,268,000
Depreciation, right-of-use assets	29,265,000
Interest expense on lease liabilities	$ 4,811,000	$ 0		$ 0
IFRS 16
Disclosure of finance lease and operating lease by lessee [line items]
Retained earnings					0
Right-of-use assets (Note 8)					87,600,000
Lease receivables					11,400,000
Lease liabilities					105,300,000
Reduction of right-of-use assets for lease receivable					11,400,000
Reduction of right-of-use assets for deferred gain					3,000,000
Reduction of right-of-use assets for onerous lease contracts					3,200,000
Lease liabilities recognized at January 1, 2019					$ 105,300,000

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.